Environmental and Legal Contingencies (Details 4)	12 Months Ended
Dec. 31, 2017 USD ($) defendants plaintiffs claims-lawsuits
Asbestos Claims With Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	142 [1]
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Number Of Plaintiffs | plaintiffs	2,244
Asbestos Lawsuits Pending With Dollars Number Of Defendants | defendants	17,747
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims up to $0.2 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	135
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range | $	$ 0
Asbestos Lawsuits Pending With Dollars Upper Range | $	$ 200,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $0.2 to $5.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	4
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range | $	$ 200,000
Asbestos Lawsuits Pending With Dollars Upper Range | $	$ 5,000,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $5.0 to $20.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	3
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range | $	$ 5,000,000
Asbestos Lawsuits Pending With Dollars Upper Range | $	$ 20,000,000
Asbestos Claims Without Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	194
Asbestos Issue [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	336

[1]	Involve a total of 2,244 plaintiffs and 17,747 defendants